EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 235	$ 210
Liability for payroll, bonuses and wages	367	518
Employee benefits and payroll accruals	$ 602	$ 728